Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.82%	5.54%	(4.43%)	(0.72%)	3.97%	4.16%	1.00%	1.99%	1.89%	0.67%
Income Fund | Institutional Class, Income Fund
Prospectus [Line Items]
Annual Return [Percent]	1.86%	5.97%	(13.16%)	(1.51%)	7.05%	8.18%	0.01%	3.85%	2.79%	0.50%
Tributary Nebraska Tax-Free Fund | Institutional Plus Class, Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Annual Return [Percent]	0.47%	4.40%	(6.26%)	(0.13%)	4.53%	5.50%	1.29%	3.31%	(0.20%)	3.10%
Balanced Fund | Institutional Class, Balanced Fund
Prospectus [Line Items]
Annual Return [Percent]	14.00%	17.56%	(15.05%)	16.34%	12.65%	21.69%	(2.10%)	13.95%	3.64%	1.55%
Tributary Small/Mid Cap Fund | Institutional Class, Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	9.74%	15.32%	(13.71%)	33.09%	12.38%
Small Company Fund | Institutional Class, Small Company Fund
Prospectus [Line Items]
Annual Return [Percent]	9.39%	16.83%	(12.87%)	32.31%	1.21%	23.17%	(10.74%)	8.49%	24.93%	(0.64%)